Earnings / (Loss) per share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/(loss)	$ (13,777)	$ 388
Weighted average number of common shares, basic	9,140,744	9,104,270
Weighted average number of common shares, diluted	9,140,744	9,116,010
Earnings/ (Loss) per common share, basic and diluted	$ (1.51)	$ 0.04
Earnings / (Loss) per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/(loss)	$ (13,777)	$ 388
Earnings/ (Loss) available to common stockholders	$ (13,777)	$ 388
Weighted average number of common shares, basic	9,140,744	9,104,270
Effect of dilutive restricted shares	0	0
Weighted average number of common shares, diluted	9,140,744	9,104,270
Earnings/ (Loss) per common share, basic and diluted	$ (1.51)	$ 0.04
Earnings / (Loss) Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/(loss)	$ (13,777)	$ 388
Earnings/ (Loss) available to common stockholders, diluted	$ (13,777)	$ 388
Weighted average number of common shares, basic	9,140,744	9,116,010
Effect of dilutive restricted shares	0	11,740
Weighted average number of common shares, diluted	9,140,744	9,127,750
Earnings/ (Loss) per common share, basic and diluted	$ (1.51)	$ 0.04